Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2019 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2029	2029	2029
2020 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2030	2030	2030
2021 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2031	2031	2031
2022 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2032	2032
2023 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2033
2024 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2034
Jafra Cosmetics International, S.A. de C.V. [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	$ 61,805	$ 20,859	$ 31,237
Jafra Cosmetics International, S.A. de C.V. [Member] | 2019 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	8,618	8,210	27,861
Jafra Cosmetics International, S.A. de C.V. [Member] | 2020 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	3,723	3,547	3,376
Jafra Cosmetics International, S.A. de C.V. [Member] | 2021 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.
Jafra Cosmetics International, S.A. de C.V. [Member] | 2022 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	9,555	9,102
Jafra Cosmetics International, S.A. de C.V. [Member] | 2023 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.
Jafra Cosmetics International, S.A. de C.V. [Member] | 2024 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	39,909
Jafrafin, S.A. de C.V. [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	14,459	8,515	2,659
Jafrafin, S.A. de C.V. [Member] | 2019 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.
Jafrafin, S.A. de C.V. [Member] | 2020 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.
Jafrafin, S.A. de C.V. [Member] | 2021 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	2,932	2,793	$ 2,659
Jafrafin, S.A. de C.V. [Member] | 2022 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	6,007	$ 5,722
Jafrafin, S.A. de C.V. [Member] | 2023 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	3,406
Jafrafin, S.A. de C.V. [Member] | 2024 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	$ 2,114